Share-based compensation - DSUs and RSUs granted (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 86.38
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 94.05
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	44,142	36,250
Number of units granted (in shares) | shares	15,512	15,833
Number of units released (in shares) | shares		(5,883)
Number of units forfeited (in shares) | shares		(2,058)
Number of units - end of period (in shares) | shares	59,654	44,142
Weighted average exercise price of units granted (in cad per share) | $ / shares		$ 26.43
Weighted average exercise price of units forfeited (in cad per share) | $ / shares		38.87
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 51.63
Weighted average exercise price of units released (in cad per share) | $ / shares		16.00
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 96.99
Weighted average exercise price of units released (in cad per share) | $ / shares		$ 45.54
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	0
Number of units granted (in shares) | shares	46,591
Number of units - end of period (in shares) | shares	46,591	0